BALANCE SHEET DETAILS - Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other current liabilities:
Accrued contract costs	$ 7,734	$ 3,627
Accrued payroll and compensation	7,040	5,897
Warranty costs	51	44
Accrued professional fees	897	394
Accrued other taxes	3,133	2,523
Other	4,891	4,238
Total other current liabilities	23,746	16,723
India
Other current liabilities:
Accrued contract costs	$ 7,300	$ 2,900